Long-term debt and Finance Liability, textual 3 (Details) - Secured Debt [Member] - USD ($)						6 Months Ended
	May 20, 2021	Jun. 27, 2019	Mar. 14, 2019	Jan. 04, 2017	Mar. 30, 2015	Jun. 30, 2022	May 22, 2020
ABN AMRO Bank N.V. [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt					$ 50,160,000
Debt Instrument, Maturity Date					Mar. 30, 2021
ABN AMRO Bank N.V. [Member] | Term loan facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 52,885,000
ABN AMRO Bank N.V. [Member] | Sustainability linked loan facility
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 91,000,000
Debt Instrument, Periodic Payment, Principal	3,390,000
Debt Instrument, Balloon Payment	$ 23,200,000
Debt Instrument, Maturity Date	May 20, 2026
Debt Instrument, Description of Variable Rate Basis	LIBOR
Loan Margin Percentage	2.15%
ABN AMRO Bank N.V. [Member] | First Tranche | Term loan facility
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal						$ 800,000
Debt Instrument, Balloon Payment						$ 9,000,000
Debt Instrument, Maturity Date						Jun. 28, 2024
Loan Margin Percentage						2.25%
ABN AMRO Bank N.V. [Member] | Second Tranche | Term loan facility
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 994,000
Debt Instrument, Balloon Payment						$ 13,391,000
Debt Instrument, Maturity Date					Mar. 30, 2021	Jun. 28, 2024
Debt Instrument, Description of Variable Rate Basis						LIBOR
Loan Margin Percentage						2.40%
ABN AMRO Bank N.V. [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 25,000,000
Debt Instrument, Maturity Date		Jun. 30, 2024
Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 57,240,000
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 954,000
Debt Instrument, Maturity Date						Jan. 04, 2032
Debt Instrument, Description of Variable Rate Basis						LIBOR
Loan Margin Percentage						2.30%
DNB Bank ASA [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 19,000,000
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 477,300
Debt Instrument, Balloon Payment						$ 9,454,000
Debt Instrument, Maturity Date						Mar. 14, 2024
Debt Instrument, Description of Variable Rate Basis						LIBOR
Loan Margin Percentage						2.40%